Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans Receivable [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Current	$ 60,642	$ 66,514	$ 38,133
Current	84.70%	85.80%	86.90%
Total delinquency	$ 10,968	$ 10,978	$ 5,737
Total delinquency	15.30%	14.20%	13.10%
Finance receivables before allowance for loan losses	$ 71,610	$ 77,492	$ 43,870
Finance receivables before allowance for loan losses	100.00%	100.00%
Finance Receivable Instacash [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Current	$ 60,364	$ 55,963	$ 16,114
Current	90.20%	89.10%	85.30%
Total delinquency	$ 6,587	$ 6,820	$ 2,774
Total delinquency	9.80%	10.90%	14.70%
Finance receivables before allowance for loan losses	$ 66,951	$ 62,783	$ 18,888
Finance receivables before allowance for loan losses	100.00%	100.00%
Fees Receivable [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Current	$ 7,725	$ 6,682	$ 2,435
Current	80.70%	79.90%	83.60%
Total delinquency	$ 1,842	$ 1,684	$ 478
Total delinquency	19.30%	20.10%	16.40%
Finance receivables before allowance for loan losses	$ 9,567	$ 8,366	$ 2,913
Finance receivables before allowance for loan losses	100.00%	100.00%
Subscription receivables [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Current	$ 2,486	$ 2,227
Current	72.90%	71.80%
Total delinquency	$ 922	$ 872
Total delinquency	27.10%	28.20%
Finance receivables before allowance for loan losses	$ 3,408	$ 3,099
Finance receivables before allowance for loan losses	100.00%	100.00%
Thirty One To Sixty Days [Member] | Loans Receivable [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Total delinquency	$ 5,887	$ 6,577	$ 3,374
Total delinquency	8.20%	8.50%	7.70%
Thirty One To Sixty Days [Member] | Finance Receivable Instacash [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Total delinquency	$ 6,587	$ 6,820	$ 2,774
Total delinquency	9.80%	10.90%	14.70%
Thirty One To Sixty Days [Member] | Fees Receivable [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Total delinquency	$ 1,842	$ 1,684	$ 478
Total delinquency	19.30%	20.10%	16.40%
Thirty One To Sixty Days [Member] | Subscription receivables [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Total delinquency	$ 466	$ 514
Total delinquency	13.70%	16.60%
Sixty One To Ninety Days [Member] | Loans Receivable [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Total delinquency	$ 5,081	$ 4,401	$ 2,363
Total delinquency	7.10%	5.70%	5.40%
Sixty One To Ninety Days [Member] | Finance Receivable Instacash [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Total delinquency
Total delinquency	0.00%	0.00%	0.00%
Sixty One To Ninety Days [Member] | Fees Receivable [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Total delinquency
Total delinquency	0.00%	0.00%	0.00%
Sixty One To Ninety Days [Member] | Subscription receivables [Member]
Consumer Receivables (Details) - Schedule of assessment of the repayment performance of loans [Line Items]
Total delinquency	$ 456	$ 358
Total delinquency	13.40%	11.60%